Taxation	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Taxation
29	TAXATION
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax relates to the same tax authority.

(a)	The amount of taxation charged to net profit represents:

	For the year ended 31 December
	2021	2020	2019
	RMB million	RMB million	RMB million
Current taxation - Enterprise income tax	4,824	6,588	614
Deferred taxation	(6,741)	(3,485)	167

Total tax charges	(1,917)	3,103	781

(b)	The reconciliation between the Group’s effective tax rate and the statutory tax rate of 25% in the PRC (2020: 25%, 2019: 25%) is as follows:

	For the year ended 31 December
	2021	2020	2019
	RMB million	RMB million	RMB million
Profit before income tax	50,495	54,476	59,788
Tax computed at the statutory tax rate	12,624	13,619	14,947
Adjustment on current income tax of previous period	(412)	(464)	(5,228)
Non-taxable income (i)	(14,425)	(10,787)	(9,589)
Expenses not deductible for tax purposes (i)	276	202	313
Unused tax losses	27	498	241
Others	(7)	35	97

Income tax at the effective tax rate	(1,917)	3,103	781

(b)	The reconciliation between the Group’s effective tax rate and the statutory tax rate of 25% in the PRC (2020: 25%, 2019: 25%) is as follows (continued):

(i)
Non-taxable
income mainly includes interest income from government bonds, dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.

(c)	As at 31 December 2021 and 31 December 2020, the amounts of deferred tax assets and liabilities are as follows:

	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Deferred tax assets	22,354	17,174
Deferred tax liabilities	(29,714)	(32,373)

Net deferred tax assets	121	87
Net deferred tax liabilities	(7,481)	(15,286)

As at 31 December 2021 and 31 December 2020, deferred income tax was calculated in full on temporary differences under the liability method using the principal tax rate of 25%. The movements in net deferred income tax assets and liabilities during the period were as follows:
Net deferred tax assets/(liabilities)

	Insurance RMB million	Investments RMB million	Others RMB million	Total RMB million
	(i)	(ii)	(iii)
As at 1 January 2020	1,557	(14,673)	2,914	(10,202)
(Charged)/Credited to net profit	1,787	1,759	(61)	3,485
(Charged)/Credited to other comprehensive income
- Available-for-sale securities	—	(9,446)	—	(9,446)
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	990	—	—	990
- Others	—	(26)	—	(26)

As at 31 December 2020	4,334	(22,386)	2,853	(15,199)

As at 1 January 2021	4,334	(22,386)	2,853	(15,199)
(Charged)/Credited to net profit	2,862	3,534	345	6,741
(Charged)/Credited to other comprehensive income
- Available-for-sale securities	—	677	—	677
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	448	—	—	448
- Others	—	(27)	—	(27)

As at 31 December 2021	7,644	(18,202)	3,198	(7,360)

(c)	As at 31 December 2021 and 31 December 2020, the amounts of deferred tax assets and liabilities are as follows (continued):

(i)
The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.

(ii)
The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale
securities, securities at fair value through profit or loss, and others.

(iii)	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.
Unrecognised deductible tax losses of the Group amounted to RMB 3,173 million as at 31 December 2021 (as at 31 December 2020: RMB3,300 million). Unrecognised deductible temporary differences of the Group amounted to RMB 1 million as at 31 December 2021 (as at 31 December 2020: RMB1 million).

(d)	The analysis of net deferred tax assets and deferred tax liabilities is as follows:

	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Deferred tax assets:
- deferred tax assets to be recovered after 12 months	14,695	10,882
- deferred tax assets to be recovered within 12 months	7,659	6,292

Subtotal	22,354	17,174

Deferred tax liabilities:
- deferred tax liabilities to be settled after 12 months	(26,850)	(28,107)
- deferred tax liabilities to be settled within 12 months	(2,864)	(4,266)

Subtotal	(29,714)	(32,373)

Net deferred tax liabilities	(7,360)	(15,199)